                                              ----------------------------

                                                          [LOGO]
                                               EquiTrust Money
                                               Market Fund, Inc.

                                               SEMI-ANNUAL REPORT
                                               JANUARY 31, 1999

                                                INVESTMENT MANAGER AND
                                                PRINCIPAL UNDERWRITER

                                                EQUITRUST INVESTMENT
                                                MANAGEMENT SERVICES, INC.

                                                5400 UNIVERSITY AVENUE
                                                WEST DES MOINES, IA 50266

                                                1-800-247-4170 (OUTSIDE IOWA)
                                                1-800-422-3175 (IN IOWA)
                                                      225-5586 (DES MOINES)

                                                 This report is not to be
                                                 distributed unless preceded or
                                                 accompanied by a prospectus.

                                              737-127(99)

PRESIDENT'S LETTER

Dear Shareholder:

    In our last annual report, we discussed possible effects of the troubled Asian economy on U.S. capital markets. International trade was lagging and threatened to pull the United States into a recession. Furthermore, the global equity markets had begun to erode, causing a "flight to quality" to the U.S. Treasury markets, while Russia's default on its obligations brought additional capital to the more stable U.S. markets.

    The following sequence of events is difficult for even the most savvy investor to understand. A complete meltdown of capital markets occurred due to the liquidation of a large hedge fund comprised of many money center bank investors. In response, Federal Reserve Chairman Alan Greenspan and the Federal Open Market Committee (FOMC) stepped in and dropped the Fed funds rate .25% in order to calm markets and restore liquidity. As more bad news continued to surface, whether it was a company announcing bankruptcy or the U.S. stock market plunging, the FOMC quickly moved again to restore calm. The Fed funds rate was dropped an additional .50% to the current level of 4.75%.

    With increasing volatility in the capital markets, a money market fund offers liquidity and stability, allowing your investment to earn a yield while you evaluate other investment options.

                                           [EDWARD M. WIEDERSTEIN SIGNATURE]

                                           EDWARD M. WIEDERSTEIN
                                           PRESIDENT

March 10, 1999

EQUITRUST MONEY MARKET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1999
(UNAUDITED)

ASSETS
Investments in securities, at value (equivalent to
 amortized cost)..................................  $30,758,730
Cash..............................................       22,912
Accrued interest receivable.......................       11,166
Prepaid expenses..................................        8,937
                                                    -----------
Total Assets......................................  $30,801,745
                                                    -----------
                                                    -----------
LIABILITIES AND NET ASSETS
Liabilities:
  Accounts payable to EquiTrust Investment
   Management Services, Inc.......................  $    18,038
  Fund shares purchased...........................      975,749
  Dividends payable...............................       95,170
                                                    -----------
Total Liabilities.................................    1,088,957

Net assets applicable to 29,712,788 shares of
 capital stock outstanding........................   29,712,788
                                                    -----------

Total Liabilities and Net Assets..................  $30,801,745
                                                    -----------
                                                    -----------

NET ASSET VALUE PER SHARE.........................  $      1.00
                                                    -----------
                                                    -----------

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1999
(UNAUDITED)

INVESTMENT INCOME
Interest..........................................  $754,024

EXPENSES
Paid to EquiTrust Investment Management Services,
 Inc.:
 Investment advisory and management fees..........    35,603
 Shareholder service, transfer and dividend
  disbursing agent fees...........................    53,795
 Accounting fees..................................     7,121
Custodian fees....................................    22,385
Legal fees........................................     4,223
Directors' fees and expenses......................     2,333
Reports to shareholders...........................    26,789
Registration fees.................................     6,360
                                                    --------
Total Expenses....................................   158,609
Fees paid indirectly..............................   (17,741)
                                                    --------
Net Expenses......................................   140,868
                                                    --------
Net Increase in Net Assets Resulting from
 Operations.......................................  $613,156
                                                    --------
                                                    --------

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS
                                             ENDED
                                          JANUARY 31,
                                             1999         YEAR ENDED
                                          (UNAUDITED)    JULY 31, 1998
                                          -----------  -----------------
OPERATIONS
Net investment income...................  $   613,156     $    1,101,256
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income...................      613,156         (1,101,256)
                                          -----------  -----------------
                                              -0-             -0-
CAPITAL SHARE TRANSACTIONS..............    3,349,203          3,309,857
                                          -----------  -----------------
Total Increase in Net Assets............    3,349,203          3,309,857
NET ASSETS
Beginning of period.....................   26,363,585         23,053,728
                                          -----------  -----------------
End of period...........................  $29,712,788     $   26,363,585
                                          -----------  -----------------
                                          -----------  -----------------

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 1999
(UNAUDITED)

                                     ANNUALIZED
                                      YIELD ON
                                      PURCHASE     PRINCIPAL
                                        DATE         AMOUNT          VALUE
                                     ----------   ------------   -------------
COMMERCIAL PAPER (8.50%)
-----------------------------
  NONDEPOSITORY INSTITUTIONS
  American General Finance Co.,
   4.77%, due 2/17/99..............     4.766%    $    825,000   $     825,000
  Ford Motor Credit Corp., 4.80%,
   due 2/01/99.....................     4.804          625,000         625,000
  Ford Motor Credit Corp., 4.76%,
   due 2/1/99......................     4.763          190,000         190,000
  General Electric Capital Corp.,
   4.87%, due 2/04/99..............     4.866          345,000         345,000
  Texaco, Inc., 4.81%, due
   2/19/99.........................     4.814          540,000         540,000
                                                                 -------------
Total Commercial Paper.............                                  2,525,000
UNITED STATES GOVERNMENT AGENCIES (95.02%)
-----------------------------------------------
  Federal Home Loan Bank, due
   2/09/99.........................     5.117          435,000         434,391
  Federal Home Loan Bank, due
   2/12/99.........................     4.690          495,000         494,174
  Federal Home Loan Bank, due
   3/03/99.........................     4.813        3,305,000       3,291,114
  Federal Home Loan Mortgage Corp.,
   due 2/03/99.....................     4.833        3,040,000       3,038,391
  Federal Home Loan Mortgage Corp.,
   due 2/02/99.....................     4.781        3,035,000       3,033,808
  Federal Home Loan Mortgage Corp.,
   due 2/05/99.....................     4.830        2,970,000       2,967,644
  Federal Home Loan Mortgage Corp.,
   due 2/08/99.....................     4.836        1,870,000       1,867,773
  Federal Home Loan Mortgage Corp.,
   due 2/09/99.....................     4.870        1,475,000       1,473,035
  Federal Home Loan Mortgage Corp.,
   due 2/10/99.....................     5.150        1,059,000       1,057,359
  Federal Home Loan Mortgage Corp.,
   due 2/11/99.....................     4.849        2,491,000       2,487,035
  Federal Home Loan Mortgage Corp.,
   due 2/16/99.....................     4.802          715,000         713,404
  Federal Home Loan Mortgage Corp.,
   due 2/25/99.....................     4.772        3,285,000       3,273,871
  Federal Home Loan Mortgage Corp.,
   due 3/04/99.....................     4.798        1,600,000       1,593,090
  Federal National Mortgage Assoc.,
   due 2/18/99.....................     4.870        2,515,000       2,508,641
                                                                 -------------
Total United States Government
 Agencies..........................                                 28,233,730
                                                                 -------------
Total Investments (103.52%)........                                 30,758,730
OTHER ASSETS LESS LIABILITIES (-3.52%)
------------------------------------------
  Cash, receivables and prepaid
   expenses, less liabilities......                                 (1,045,942)
                                                                 -------------
Total Net Assets (100.00%).........                              $  29,712,788
                                                                 -------------
                                                                 -------------

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 1999
(Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

    EquiTrust Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and operates in the mutual fund industry. Prior to May 1, 1998, the Fund was named FBL Money Market Fund, Inc.

    The Fund values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Fund.

    The value of the underlying securities serving to collateralize repurchase agreements is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the Fund with additional securities so that the aggregate value of the underlying securities was at least equal to the repurchase price. If a seller of a repurchase agreement were to default, the Fund might experience losses in enforcing its rights. To minimize this risk, the investment adviser (under the supervision of the Board of Directors) will monitor the creditworthiness of the seller of the repurchase agreement and must find such creditworthiness satisfactory before the Fund may enter into the repurchase agreement.

    The Fund records investment transactions generally on the trade date. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost. Interest income on interest bearing investments is recognized on an accrual basis.

    All of the Fund's net investment income and any realized gains and losses on portfolio investments are declared as dividends daily to shareholders of record as of the preceding business day.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  FEDERAL INCOME TAXES

    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

    The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment"), formerly known as FBL Investment Advisory Services, Inc., relating to the

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED) management of the Fund and the investment of its assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) investment advisory and management fees, which are based on the Fund's daily net assets, currently at an annual rate of 0.25%; (2) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge of $9.00; and (3) accounting fees, which are based on the Fund's daily net assets at an annual rate of 0.05%, with a maximum annual expense of $30,000.

    EquiTrust Investment has agreed to reimburse the Fund annually for its total expenses, excluding brokerage, interest, taxes and extraordinary expenses in excess of 1.50% of the Fund's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Fund for such period. For the period ended January 31, 1999, the Fund's expenses were below the reimbursement threshold, and accordingly, no amounts were reimbursed by EquiTrust Investment.

    Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., the indirect parent of EquiTrust Investment, and other affiliated entities. At January 31, 1999, FBL Financial Group, Inc. and its affiliated companies owned 3,276,954 shares in the Fund.

4.  CAPITAL SHARE TRANSACTIONS

    Net assets as of January 31, 1999 consisted of:

Capital Stock (500,000,000 shares of $.001 par
 value
  Capital Stock authorized).......................  $    29,713
Additional paid-in capital........................   29,683,075
                                                    -----------
Net Assets........................................  $29,712,788
                                                    -----------
                                                    -----------

    Transactions in Capital Stock were as follows:

                                    SIX MONTHS ENDED              YEAR ENDED
                                    JANUARY 31, 1999             JULY 31, 1998
                                -------------------------  -------------------------
                                  SHARES        AMOUNT       SHARES        AMOUNT
                                -----------  ------------  -----------  ------------
Shares sold...................   43,403,180  $ 43,403,180   83,625,990  $ 83,625,990
Shares issued in reinvestment
 of dividends and
 distributions................      511,299       511,299      994,794       994,794
Shares redeemed...............  (40,565,275)  (40,565,275) (81,310,927)  (81,310,927)
                                -----------  ------------  -----------  ------------
Net Increase..................    3,349,204  $  3,349,204    3,309,857  $  3,309,857
                                -----------  ------------  -----------  ------------
                                -----------  ------------  -----------  ------------

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  DIVIDENDS TO SHAREHOLDERS

    Dividends from net investment income are declared daily and are payable on the last business day of the month. Dividends for the period ended January 31, 1999 were paid as follows:

PAYABLE DATE
--------------------------------------------------
August 31, 1998...................................  $.0040
September 30, 1998................................   .0037
October 30, 1998..................................   .0036
November 30, 1998.................................   .0035
December 31, 1998.................................   .0035
January 29, 1999..................................   .0032
                                                    ------
Total Dividends Per Share.........................  $.0215
                                                    ------
                                                    ------

6.  EXPENSE OFFSET ARRANGEMENTS

    The Fund and other Funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Funds' cash on deposit with the bank. Such deposit agreement is an alternative to overnight investments.

EQUITRUST MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS

                            SIX MONTHS
                              ENDED
                           JANUARY 31,                       YEAR ENDED JULY 31,
                               1999       ---------------------------------------------------------
                           (UNAUDITED)      1998        1997        1996        1995        1994
                           ------------   ---------   ---------   ---------   ---------   ---------
Net asset value,
 beginning of period.....     $ 1.000     $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
  Income From Investment
   Operations
    Net investment
     income..............       0.022         0.043       0.040       0.040       0.041       0.020
                           ------------   ---------   ---------   ---------   ---------   ---------
  Total from investment
   operations............       0.022         0.043       0.040       0.040       0.041       0.020
                           ------------   ---------   ---------   ---------   ---------   ---------
  Less Distributions
    Dividends (from net
     investment
     income).............      (0.022)       (0.043)     (0.040)     (0.040)     (0.041)     (0.020)
                           ------------   ---------   ---------   ---------   ---------   ---------
  Total distributions....      (0.022)       (0.043)     (0.040)     (0.040)     (0.041)     (0.020)
                           ------------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of
 period..................     $ 1.000     $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                           ------------   ---------   ---------   ---------   ---------   ---------
                           ------------   ---------   ---------   ---------   ---------   ---------
Total Return:
  Total investment return
   based on net asset
   value (1).............        4.38%(2)      4.44%       3.99%       4.05%       4.17%       1.95%

Ratios/Supplemental Data:
  Net assets, end of
   period ($000's
   omitted)..............     $29,713     $  26,364   $  23,054   $  24,574   $  19,977   $  18,927
  Ratio of total expenses
   to average net
   assets................        1.14%(2)      1.27%       1.51%       1.50%       1.51%       1.50%
  Ratio of net expenses
   to average net
   assets................        1.01%(2)
  Ratio of net income to
   average net assets....        4.40%(2)      4.40%       3.90%       3.92%       4.06%       1.92%

Information assuming no
 voluntary reimbursement
 by EquiTrust Investment
 of excess operating
 expenses (see NOTE 3):
  Per share net
   investment income.....     $ 0.022     $   0.043   $   0.040   $   0.038   $   0.036   $   0.019
  Ratio of expenses to
   average net assets....        1.14%(2)      1.27%       1.55%       1.72%       2.01%       1.57%
  Amount reimbursed......     $     0     $       0   $  10,590   $  51,886   $  96,398   $   6,978

--------------------------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(2)  Computed on an annualized basis.

SEE ACCOMPANYING NOTES.